Notes Payable (Equipment Purchase and Sale Agreement) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended					0 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 2012 Plan [Member]	Dec. 31, 2012 2012 Plan [Member]	Mar. 26, 2012 2012 Plan [Member]	Mar. 26, 2012 Equipment Purchase and Sale Agreement [Member]	Jun. 30, 2012 Equipment Purchase and Sale Agreement [Member]	Dec. 31, 2011 Equipment Purchase and Sale Agreement [Member]
Debt Instrument [Line Items]
Fee percent												3.00%
Amount of debt converted										$ 500,000
Long-term debt												700,000
Accrued interest payable									680,816			42,000
Repayment of debt				3,741,194	4,017,649	1,526,834				200,000
Interest paid			65,700	248,643	347,902	357,246				105,000
Interest expense											63,000	42,000
Fair value of warrants							783,715	757,469		278,032
Gain on extinguishment of debt	$ 345,397		$ 414,484	$ 1,672,575	$ 1,578,914	$ (954,017)				$ (278,032)